Securities (Details Narrative) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 56	$ 41	$ 152	$ 118
Debt Securities Held Net of allowance	395,209		395,209		$ 341,804
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	330,086		330,086		268,939
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	65,123		65,123		$ 72,865
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	1,281	21	1,340	80
Gain (loss) on sale of equity securities measured at fair value	270	0	265	2
Dividend Income recognized	$ 0	$ 1	$ 2	$ 1